Financial Risk Management - Summary of Movements in Allowances for Impairment of Trade Receivables and Contract Assets (Detail) - SEK (kr) kr in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Receivables [Abstract]
Opening balance		kr 4,123	kr 4,575
Decrease (-)/increase (+) in allowance	[1]	(737)	420	kr 3,649
Write-offs		(382)	(890)
Translation difference		(21)	18
Closing balance		kr 2,983	kr 4,123	kr 4,575

[1]	Impairment of trade receivables has been calculated according to IFRS 9 in 2019 and 2018, and according to IAS 39 in 2017. Previously, these losses have been reported as selling and administrative expenses.